UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22192

AIP MULTI-STRATEGY FUND A

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

1633 Broadway

New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

1

ALTERNATIVE INVESTMENT PARTNERS

AIP MULTI-STRATEGY FUND A

Financial Statements (Unaudited)

For the Period from January 1, 2022 to

June 30, 2022

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Financial Statements (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Statement of Assets and Liabilities (Unaudited)

June 30, 2022

Assets
Investments in investment funds, at fair value (cost $194,324)	$267,305
Cash and cash equivalents	145,901
Receivable for investments sold	59,957
Due from Investment Adviser	16,538
Other assets	2,662

Total assets	492,363

Liabilities
Accrued expenses and other liabilities	144,456

Total liabilities	144,456

Net assets	$347,907

Net assets consist of:
Net capital	$8,876,088
Total distributable earnings (loss)	(8,528,181)

Net assets	$347,907

Net asset value per share:
527.150 shares issued and outstanding, no par value, 3,000,000 registered shares	$659.98

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Statement of Operations (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

Investment Income
Dividend	$1,622

Expenses
Professional fees	88,301
Registration fees	24,316
Transfer agent fees	21,875
Custody fees	2,578
Accounting and administration fees	525
Trustees’ fees	518
Other	11,278

Total net expenses	149,391

Net investment income (loss)	(147,769)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	90,182

Net realized gain (loss) from investments	90,182

Net change in unrealized appreciation/depreciation on investments in investment funds	(403,499)

Net change in unrealized appreciation/depreciation on investments	(403,499)

Net realized and unrealized gain (loss) from investments	(313,317)

Net increase (decrease) in net assets resulting from operations	$(461,086)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Statements of Changes in Net Assets (Unaudited)

For the month ended December 31, 2021
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(233,630)
Net realized gain (loss) from investments	249,133
Net change in unrealized appreciation/depreciation on investments	(90,417)

Net increase (decrease) in net assets resulting from operations	(74,914)

Shareholder transactions:
Repurchases (representing 52,560.654 shares)	(2,500,000)

Net increase (decrease) in net assets from shareholder transactions	(2,500,000)

Total increase (decrease) in net assets	(2,574,914)
Net assets, beginning of year (representing 4,499.085 shares)	4,383,907

Net assets, end of year (representing 1,813.098 shares)	$1,808,993

For the period from January 1, 2022 to June 30, 2022
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(147,769)
Net realized gain (loss) from investments	90,182
Net change in unrealized appreciation/depreciation on investments	(403,499)

Net increase (decrease) in net assets resulting from operations	(461,086)

Shareholder transactions:
Repurchases (representing 1,285.948 shares)	(1,000,000)

Net increase (decrease) in net assets from shareholder transactions	(1,000,000)

Total increase (decrease) in net assets	(1,461,086)
Net assets, beginning of period (representing 1,813.098 shares)	$1,808,993

Net assets, end of period (representing 527.150 shares)	$347,907

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(461,086)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(90,182)
Net change in unrealized appreciation/depreciation on investments in investment funds	403,499
Proceeds from sales of investments in investment funds	599,679
(Increase) decrease in receivable for investments sold	540,457
(Increase) decrease in other assets	1,893
Increase (decrease) in accrued expenses and other liabilities	1,717

Net cash provided by (used in) operating activities	995,977

Cash flows from financing activities
Repurchases	(1,100,000)

Net cash provided by (used in) financing activities	(1,100,000)

Net change in cash and cash equivalents	(104,023)
Cash and cash equivalents at beginning of period	$249,924

Cash and cash equivalents at end of period	$145,901

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited)

June 30, 2022

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date *	Liquidity **
Investment Funds
Private Placements
QVT Roiv Hldgs Offshore Ltd.(b)	1/1/2016	$194,324	$267,305	76.83%	(a)	(a)

Total Private Placements		194,324	267,305	76.83

Total Investments in Investment Funds		$194,324	267,305	76.83

Other Assets, less Liabilities			80,602	23.17

Total Net Assets			$347,907	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing.

*

Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2022 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(a)

A portion or all of the Fund’s interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.

(b)	This Investment Fund holds only one underlying investment, Roivant Sciences Ltd.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Schedule of Investments (Unaudited) (continued)

June 30, 2022

Strategy Allocation	Percent of Net Assets
Private Placements	76.83%

Total Investments in Investment Funds	76.83%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited)

June 30, 2022

1.	Organization

AIP Multi-Strategy Fund A (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on February 27, 2008. The Fund commenced operations on May 1, 2010 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below. The Fund’s investment objective is to seek long-term capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who primarily employ a variety of investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. These investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund’s term is no longer perpetual and the Fund expects to terminate in 2023. On December 11, 2019, the Board determined that it was in the best interests of the Fund’s Shareholders to dissolve the Fund, in accordance with the applicable terms stated in the Trust Deed. The Fund has submitted full redemption requests to the Investment Funds. The Board expects that the Fund will continue to distribute liquidation proceeds on a quarterly basis as the Fund continues to receive redemption proceeds from the Investment Funds. Once all liquidation proceeds have been distributed to the Shareholders, the Fund shall promptly thereafter be dissolved as a Delaware statutory trust.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2022, AIP Multi-Strategy Fund P, a feeder fund to the Fund, represented 37.19 % of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

As of January 1, 2020, the Fund’s shares are no longer being offered for sale. Prior to January 1, 2020, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, up to 3,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for the public offering of Shares was May 3, 2010. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share, and were offered in a continuous offering thereafter at the Fund’s then current net asset value per Share. Investors purchasing Shares in the Fund (“Shareholders”) were not charged a sales load. Shares were purchased as of the first day of each month from the Distributor at the Fund’s then current net asset value per Share or through any registered investment adviser (a “RIA”) that had entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program sponsored by such RIA.

Shares were sold only to Shareholders that represented that they were “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder was $50,000. The minimum additional investment in the Fund by any Shareholder was $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders only purchased their Shares through the Distributor or a RIA. Any RIA who offered Shares to its clients may have imposed additional eligibility requirements on investors who purchased Shares through such RIA.

As of January 1, 2020, the Fund ceased to offer to repurchase Shares (or portions of them). Prior to January 1, 2020, the Fund offered to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer would have been generally applied to up to 15% of the net assets of the Fund. Repurchases would have been made at such times, in such amounts and on such terms as may have be determined by the Board, in its sole discretion. In determining whether the Fund should have offered to repurchase Shares (or portions of them) from Shareholders, the Board considered the recommendations of the Adviser as to the timing of such offer, as well as a variety of operational, business and economic factors. The Adviser generally recommended to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund initially paid at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) would have been paid out promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2022, there were no Holdback Amounts outstanding.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2022, all of the Fund’s portfolio was comprised of investments in Investment Funds.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners, pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets”, which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2022, $267,305 of the Fund’s net assets were invested in side pockets maintained by the Investment Funds.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Money market funds are recorded at fair value and are categorized as Level 1 securities as described in Note 4. As of June 30, 2022, cash equivalents consisted of investments in State Street Institutional Liquid Reserves Fund valued at $145,901. Investments in money market funds are valued at net asset value.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2022. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by major taxing authorities.

As of December 31, 2021, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $1,370,494 and $6,723,803, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the Shareholders.

As of June 30, 2022, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$267,305

Gross tax unrealized appreciation	$(72,981)
Gross tax unrealized depreciation	—

Net tax unrealized appreciation/depreciation on investments	$(72,981)

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in Investment Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares were registered in its own name was automatically made a participant under the DRIP and had all income, dividends and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends and capital gain distributions in cash. The Fund did not pay a dividend in 2021.

The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions for 2021.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are considered either temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to book to tax differences from tax equalization debits, partnership investments and passive foreign investment companies resulted in the following reclassifications among the Fund’s components of net assets as of December 31, 2021:

Total distributable earnings	$96,652

Net capital	$(96,652)

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

As of June 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2022 to June 30, 2022 the Fund did not have any transfers between Levels 1, 2, or 3.

As of June 30, 2022, all of the investments in Investment Funds are fair valued using the NAV (or its equivalent) as the practical expedient and are, therefore, excluded from the fair value hierarchy.

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2022, aggregated by investment strategy:

Investment Funds	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Private Placements (a)	267,305	Not Applicable	Not Applicable

Total Investment Funds	$267,305

(a)

Investment Funds in this strategy invest primarily in private (non-public) securities with limited liquidity. Investment Fund tranches representing 76.83% of the Fund’s net assets have restricted liquidity. The remaining restriction period for such Investment Fund tranches to be 1 year.

As of June 30, 2022, 76.83% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2022.

For the period from January 1, 2022 to June 30, 2022, aggregate purchases and proceeds from sales of investments in Investment Funds were $0 and $599,679, respectively.

6.	Investment Receivables

As of June 30, 2022, $59,957 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

Prior to April 1, 2020, in consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund paid the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee was an expense paid out of the Fund’s assets and was computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee was in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. Effective April 1, 2020, the Investment Adviser voluntarily agreed to forgo any management fees. For the period ended June 30, 2022, there were no management fees incurred.

Prior to April 30, 2020, the Investment Adviser contractually agreed to waive or reimburse the Fund for expenses (other than extraordinary expenses and certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund’s total annual operating expenses at 1.75% until the termination of the Fund’s investment advisory agreement. Effective April 30, 2020, the Investment Adviser no longer will be waiving or reimbursing the Fund for expenses. For the period ended June 30, 2022, there were no expense reimbursements management fee waivers. Subsequent to June 30, 2022, the $16,538 Due from Investment Adviser was paid.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (1) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (2) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of June 30, 2022, the Fund’s proportionate share of assets attributable to the DC Plan was $1,368, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

UMB Fund Services, Inc. serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of pocket expenses incurred by the transfer agent on the Fund’s behalf.

8.	Market Risk

The outbreak of the coronavirus (“COVID-19”) and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund’s investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund’s investments is impacted because of these factors for an extended period, the Fund’s investment results may be adversely affected.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus. Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

8.	Market Risk (continued)

The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

9.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Notes to Financial Statements (Unaudited) (continued)

10.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2022 to June 30, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
For a Share outstanding throughout the period:
Net asset value, beginning of period	$997.74		$974.40		$943.02		$933.82	$940.46	$989.75

Net investment income (loss) (a)	(92.43)		(67.11)		(15.23)		(20.93)	(20.87)	(21.58)
Net realized and unrealized gain (loss) from investments	(245.33)		90.45		46.61		79.84	34.03	56.13

Net increase (decrease) resulting from operations	(337.76)		23.34		31.38		58.91	13.16	34.55

Distributions paid
Net investment income	—		—		—		(49.71)	(19.80)	(83.84)
Net realized gain	—		—		—		—	—	—

Net asset value, end of period	$659.98		$997.74		$974.40		$943.02	$933.82	$940.46

Total return (b)	(33.85%)		2.40%		3.33%		6.42%	1.38%	3.50%
Ratio of total expenses before expense waivers and reimbursements (c)	10.58%		7.12%		1.81%		2.25%	2.18%	2.18%
Ratio of total expenses after expense waivers and reimbursements (c)	10.58%		7.12%		1.75%		2.21%	2.18%	2.18%
Ratio of net investment income (loss) (d)	(10.46%)		(7.10%)		(1.68%)		(2.18%)	(2.16%)	(2.16%)
Portfolio turnover	0	% (f)	0	% (f)	0	% (f)	22%	21%	17%
Senior security, end of period (000s)	$—		$—		$—		$12,990	$15,290	$15,090
Asset coverage per $1,000 of senior security principal amount (e)	$—		$—		$—		$5,142	$5,307	$5,246
Net assets, end of period (000s)	$348		$1,809		$4,384		$53,809	$65,847	$64,075

(a)	Calculated based on the average shares outstanding methodology.
(b)

Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period and assumes reinvestment of all distributions during the period.

(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.
(e)

Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, then the result divided by the aggregate amount of the Fund’s senior securities representing indebtedness, and multiplying the result by 1,000.

(f)	The Fund did not have any Investment Fund purchases resulting in a portfolio turnover of 0.00%.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions.

11.	Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory agreement is referred to as the “Advisory Agreement”.) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that it had previously approved the Fund’s liquidation at its meeting held on December 10-11, 2019 and that the Adviser was seeking renewal of the Advisory Agreement as the Fund continues to wind down its operations. The Board noted that no advisory fee was being charged to the Fund currently. Accordingly, the Board concluded that this was not a factor it needed to consider at the present time.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. The Board considered that it had previously approved the Fund’s liquidation at its meeting held on December 10-11, 2019 and that the Adviser was seeking renewal of the Advisory Agreement as the Fund continues to wind down its operations. The Board noted that no advisory fee was being charged to the Fund currently. Accordingly, the Board concluded that this was not a factor it needed to consider at the present time.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund’s feeder fund, AIP Multi-Strategy Fund P, charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser as the Fund continues to wind down its operations.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Investment Advisory Agreement Approval (Unaudited)

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year as the Fund continues to wind down its operations. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

AIP Multi-Strategy Fund A

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees	Legal Counsel
W. Allen Reed, Chairperson of the Board and Trustee	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Kathleen A. Dennis	New York, NY 10036
Nancy C. Everett
Jakki L. Haussler Dr. Manuel H. Johnson	Counsel to the Independent Trustees
Joseph J. Kearns	Perkins Coie LLP
Michael F. Klein	1155 Avenue of the Americas
Patricia A. Maleski	New York, NY 10036

Officers

John H. Gernon, President and Principal Executive Officer

Christopher Auffenberg, Vice President

Michael J. Key, Vice President

Deidre A. Downes, Chief Compliance Officer

Francis J.Smith, Treasurer and Principal Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

1

ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto. Not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND A

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: August 31, 2022

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: August 31, 2022

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: August 31, 2022

1